Condensed Statements of Operations - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
General and administrative expenses	$ 35,631	$ 2,507,050	$ 270,964	$ 3,626,413
Loss from operations	(35,631)	(2,507,050)	(270,964)	(3,626,413)
Other income
Change in fair value of derivative warrant liabilities	(1,167,750)	3,602,500	(8,574,000)	11,549,160
Financing costs - derivative warrant liabilities	(433,190)		(433,190)
Net gain on investments held in Trust Account	617	3,218	6,919	19,250
Total other income (loss)	(1,600,323)	3,605,718	(9,000,271)	11,568,410
Net income (loss)	(1,635,954)	1,098,668	(9,271,235)	7,941,997
Class A ordinary shares
Other income
Net income (loss)	$ (723,074)	$ 878,934	$ (6,871,324)	$ 6,353,598
Weighted average shares outstanding	4,545,455	25,000,000	17,176,871	25,000,000
Basic and diluted net (loss) income per share	$ (0.16)	$ 0.04	$ (0.40)	$ 0.25
Class B ordinary shares
Other income
Net income (loss)	$ (912,880)	$ 219,734	$ (2,399,911)	$ 1,588,399
Weighted average shares outstanding	5,738,636	6,250,000	6,058,673	6,250,000
Basic and diluted net (loss) income per share	$ (0.16)	$ 0.04	$ (0.40)	$ 0.25